Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	000-32929
Entity Registrant Name	PERASO INC.
Entity Central Index Key	0000890394
Entity Tax Identification Number	77-0291941
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2033 Gateway Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	418-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PRSO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false